UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07989

                                 Metropolitan West Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street

                                             Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

David B. Lippman

Metropolitan West Funds

865 South Figueroa Street

                                 Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (213)-244-0000

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2015 – June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2015 TO JUNE 30, 2016

Company Name	Meeting Date	Record Date	Ticker	CUSIP	Agenda Item Description	Mgmt or SH Proposal	Mgmt Rec./ Ballot Status	Fund Vote	For Against	Fund Name
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect Elizabeth S. Acton	Mgmt	Take No Action	TNA	Against	MW High Yield Bond Fund
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect John M. Engler	Mgmt	Take No Action	TNA	Against	MW High Yield Bond Fund
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect Albert R. Gamper, Jr.	Mgmt	Take No Action	TNA	Against	MW High Yield Bond Fund
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect Robert F. Gartland	Mgmt	Take No Action	TNA	Against	MW High Yield Bond Fund
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect Abigail P. Johnson	Mgmt	Take No Action	TNA	Against	MW High Yield Bond Fund
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect Arthur E. Johnson	Mgmt	Take No Action	TNA	Against	MW High Yield Bond Fund
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect Michael E. Kenneally	Mgmt	Take No Action	TNA	Against	MW High Yield Bond Fund
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect James H. Keyes	Mgmt	Take No Action	TNA	Against	MW High Yield Bond Fund
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect Marie L. Knowles	Mgmt	Take No Action	TNA	Against	MW High Yield Bond Fund
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect Geoffrey A. Von Kuhn	Mgmt	Take No Action	TNA	Against	MW High Yield Bond Fund

Company Name	Meeting Date	Record Date	Ticker	CUSIP	Agenda Item Description	Mgmt or SH Proposal	Mgmt Rec./ Ballot Status	Fund Vote	For Against	Fund Name
American Capital Agency Corp.	04/19/2016	02/25/2016	AGNC	02503X105	Elect Malon Wilkus	Mgmt	Voted	For	For	MW Strategic Income Fund
American Capital Agency Corp.	04/19/2016	02/25/2016	AGNC	02503X105	Elect John R. Erickson	Mgmt	Voted	For	For	MW Strategic Income Fund
American Capital Agency Corp.	04/19/2016	02/25/2016	AGNC	02503X105	Elect Samuel A. Flax	Mgmt	Voted	For	For	MW Strategic Income Fund
American Capital Agency Corp.	04/19/2016	02/25/2016	AGNC	02503X105	Elect Alvin N. Puryear	Mgmt	Voted	For	For	MW Strategic Income Fund
American Capital Agency Corp.	04/19/2016	02/25/2016	AGNC	02503X105	Elect Robert M. Couch	Mgmt	Voted	For	For	MW Strategic Income Fund
American Capital Agency Corp.	04/19/2016	02/25/2016	AGNC	02503X105	Elect Morris A. Davis	Mgmt	Voted	For	For	MW Strategic Income Fund
American Capital Agency Corp.	04/19/2016	02/25/2016	AGNC	02503X105	Elect Randy E. Dobbs	Mgmt	Voted	For	For	MW Strategic Income Fund
American Capital Agency Corp.	04/19/2016	02/25/2016	AGNC	02503X105	Elect Larry K. Harvey	Mgmt	Voted	For	For	MW Strategic Income Fund
American Capital Agency Corp.	04/19/2016	02/25/2016	AGNC	02503X105	Elect Prue B. Larocca	Mgmt	Voted	For	For	MW Strategic Income Fund
American Capital Agency Corp.	04/19/2016	02/25/2016	AGNC	02503X105	Amendment to the Equity Incentive Plan for Independent Directors	Mgmt	Voted	For	For	MW Strategic Income Fund
American Capital Agency Corp.	04/19/2016	02/25/2016	AGNC	02503X105	Permit Removal of Directors Without Cause	Mgmt	Voted	For	For	MW Strategic Income Fund
American Capital Agency Corp.	04/19/2016	02/25/2016	AGNC	02503X105	Ratification of Auditor	Mgmt	Voted	For	For	MW Strategic Income Fund
American Capital Agency Corp.	04/19/2016	02/25/2016	AGNC	02503X105	Elect Gary Kain	Mgmt	Voted	For	For	MW Strategic Income Fund
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect Elizabeth S. Acton	Mgmt	Take No Action	TNA	Against	MW Strategic Income Fund
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect John M. Engler	Mgmt	Take No Action	TNA	Against	MW Strategic Income Fund
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect Albert R. Gamper, Jr.	Mgmt	Take No Action	TNA	Against	MW Strategic Income Fund
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect Robert F. Gartland	Mgmt	Take No Action	TNA	Against	MW Strategic Income Fund
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect Abigail P. Johnson	Mgmt	Take No Action	TNA	Against	MW Strategic Income Fund
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect Arthur E. Johnson	Mgmt	Take No Action	TNA	Against	MW Strategic Income Fund
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect Michael E. Kenneally	Mgmt	Take No Action	TNA	Against	MW Strategic Income Fund
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect James H. Keyes	Mgmt	Take No Action	TNA	Against	MW Strategic Income Fund
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect Marie L. Knowles	Mgmt	Take No Action	TNA	Against	MW Strategic Income Fund
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect Geoffrey A. Von Kuhn	Mgmt	Take No Action	TNA	Against	MW Strategic Income Fund

Company Name	Meeting Date	Record Date	Ticker	CUSIP	Agenda Item Description	Mgmt or SH Proposal	Mgmt Rec./ Ballot Status	Fund Vote	For Against	Fund Name
American Capital Agency Corp.	04/19/2016	02/25/2016	AGNC	02503X105	Elect Malon Wilkus	Mgmt	Voted	For	For	MW Unconstrained Bond Fund
American Capital Agency Corp.	04/19/2016	02/25/2016	AGNC	02503X105	Elect John R. Erickson	Mgmt	Voted	For	For	MW Unconstrained Bond Fund
American Capital Agency Corp.	04/19/2016	02/25/2016	AGNC	02503X105	Elect Samuel A. Flax	Mgmt	Voted	For	For	MW Unconstrained Bond Fund
American Capital Agency Corp.	04/19/2016	02/25/2016	AGNC	02503X105	Elect Alvin N. Puryear	Mgmt	Voted	For	For	MW Unconstrained Bond Fund
American Capital Agency Corp.	04/19/2016	02/25/2016	AGNC	02503X105	Elect Robert M. Couch	Mgmt	Voted	For	For	MW Unconstrained Bond Fund
American Capital Agency Corp.	04/19/2016	02/25/2016	AGNC	02503X105	Elect Morris A. Davis	Mgmt	Voted	For	For	MW Unconstrained Bond Fund
American Capital Agency Corp.	04/19/2016	02/25/2016	AGNC	02503X105	Elect Randy E. Dobbs	Mgmt	Voted	For	For	MW Unconstrained Bond Fund
American Capital Agency Corp.	04/19/2016	02/25/2016	AGNC	02503X105	Elect Larry K. Harvey	Mgmt	Voted	For	For	MW Unconstrained Bond Fund
American Capital Agency Corp.	04/19/2016	02/25/2016	AGNC	02503X105	Elect Prue B. Larocca	Mgmt	Voted	For	For	MW Unconstrained Bond Fund
American Capital Agency Corp.	04/19/2016	02/25/2016	AGNC	02503X105	Amendment to the Equity Incentive Plan for Independent Directors	Mgmt	Voted	For	For	MW Unconstrained Bond Fund
American Capital Agency Corp.	04/19/2016	02/25/2016	AGNC	02503X105	Permit Removal of Directors Without Cause	Mgmt	Voted	For	For	MW Unconstrained Bond Fund
American Capital Agency Corp.	04/19/2016	02/25/2016	AGNC	02503X105	Ratification of Auditor	Mgmt	Voted	For	For	MW Unconstrained Bond Fund
American Capital Agency Corp.	04/19/2016	02/25/2016	AGNC	02503X105	Elect Gary Kain	Mgmt	Voted	For	For	MW Unconstrained Bond Fund
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect Elizabeth S. Acton	Mgmt	Take No Action	TNA	Against	MW Unconstrained Bond Fund
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect John M. Engler	Mgmt	Take No Action	TNA	Against	MW Unconstrained Bond Fund
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect Albert R. Gamper, Jr.	Mgmt	Take No Action	TNA	Against	MW Unconstrained Bond Fund
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect Robert F. Gartland	Mgmt	Take No Action	TNA	Against	MW Unconstrained Bond Fund
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect Abigail P. Johnson	Mgmt	Take No Action	TNA	Against	MW Unconstrained Bond Fund
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect Arthur E. Johnson	Mgmt	Take No Action	TNA	Against	MW Unconstrained Bond Fund
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect Michael E. Kenneally	Mgmt	Take No Action	TNA	Against	MW Unconstrained Bond Fund
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect James H. Keyes	Mgmt	Take No Action	TNA	Against	MW Unconstrained Bond Fund
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect Marie L. Knowles	Mgmt	Take No Action	TNA	Against	MW Unconstrained Bond Fund
Fidelity Covington Trust	02/12/2016	09/21/2015	FTYXX	316175108	Elect Geoffrey A. Von Kuhn	Mgmt	Take No Action	TNA	Against	MW Unconstrained Bond Fund

The following series of the Metropolitan West Funds did not own any voting security for which a proxy instruction for a meeting of security holders was given by the series or solicited from the series during the time the series held the security.

Metropolitan West Ultra Short Bond Fund

Metropolitan West Low Duration Bond Fund

Metropolitan West Intermediate Bond Fund

Metropolitan West Total Return Bond Fund

Metropolitan West AlphaTrak 500 Fund

Metropolitan West Floating Rate Income Fund

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Metropolitan West Funds

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer
(principal executive officer)

Date	8/15/2016

*Print the name and title of each signing officer under his or her signature.